TERM LOANS - Loan Facility (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
TERM LOANS
Short-term liability		¥ 1,000,000	$ 142,998
Long-term liability		15,031,900	$ 2,149,533
Commercial Loan Facility
TERM LOANS
Debt instrument term	3 years
Commercial loan facility 2025
TERM LOANS
Debt instrument term	3 years
Line of credit	¥ 22,000,000
Pledge agreement term	5 years
Line of credit facility withdrawn from loan facility		16,031,900
Short-term liability		1,000,000
Long-term liability		¥ 15,031,900